CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS

US$ MILLIONS	2018	2017
Cash	$294	$258
Cash equivalents(1)	150	83
Restricted cash(2)	96	33
Total cash and cash equivalents	$540	$374

(1)	Short-term, highly liquid investments that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

(2)	Restricted cash primarily relates to our partnership’s financing arrangements, including debt service accounts.